Long-Term Investments - Schedule of Equity Securities With Readily Determinable Fair Values (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Equity Securities With Readily Determinable Fair Values [Abstract]
Cost, Listed company	¥ 1,292	¥ 1,292
Gross unrealized gains, Listed company
Gross unrealized losses, Listed company	(1,291)	(1,280)
Fair value, Listed company	¥ 1	¥ 12